Document and Entity Information - Mar. 31, 2015 - shares	Total
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	GAI
Entity Registrant Name	GLOBAL-TECH ADVANCED INNOVATIONS INC.
Entity Central Index Key	0001057708
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	3,044,227